TAXATION - Summary of unrecognized tax benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
TAXATION
Balance at the beginning of the year	¥ 72,786	$ 10,408	¥ 61,030
Additions based on tax position related to current year	7,285	1,042	8,234
Additions based on tax positions related to prior year	1,584	227	10,319
Reductions for tax positions related to prior years	(3,628)	(519)	(6,797)
Balance at the end of the year	¥ 78,027	$ 11,158	¥ 72,786